Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38369
Entity Registrant Name	ZEPP HEALTH CORP
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Building B2, Zhong’an Chuanggu Technology Park
Entity Address, Address Line Two	No. 900 Wangjiang West Road
Entity Address, City or Town	Hefei
Entity Address, Postal Zip Code	230088
Entity Address, Country	CN
Title of 12(b) Security	American depositary shares (each representing four Class A ordinary shares, par value US$0.0001 per share)
Trading Symbol	ZEPP
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	1113
Auditor Name	Deloitte Touche Tohmatsu Certified Public Accountants LLP
Auditor Location	Beijing, the People’s Republic of China
Entity Central Index Key	0001720446
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Business Contact
Document Information
Entity Address, Address Line One	Building B2, Zhong’an Chuanggu Technology Park
Entity Address, Address Line Two	No. 900 Wangjiang West Road
Entity Address, City or Town	Hefei
Entity Address, Postal Zip Code	230088
Entity Address, Country	CN
City Area Code	+86 010
Local Phone Number	5940 3251
Contact Personnel Email Address	ir@zepp.com
Contact Personnel Name	Leon Cheng Deng
Class A Ordinary Shares
Document Information
Entity Common Stock, Shares Outstanding	123,618,904
Class B Ordinary Shares
Document Information
Entity Common Stock, Shares Outstanding	117,208,247